Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

May 14, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	REX ETF Trust
(File Nos. 333-283221; 811-24023)

To whom it may concern:

On behalf of REX ETF Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, an amendment to the Registrant’s registration statement on Form N-1A as filed on May 14, 2025 (the “Registration Statement”) to make certain updates. The Registration Statement relates to REX COIN Growth & Income ETF, REX MSTR Growth & Income ETF, REX NVDA Growth & Income ETF and REX TSLA Growth & Income ETF, each a series of the Registrant.

If you have any questions please do not hesitate to contact Morrison C. Warren at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures